Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 780	$ 939
Less: Accumulated depreciation	(58)	(167)
Property and equipment, net	722	772
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	689	689
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5	118
Computers & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36	77
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50	$ 55